Income taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income taxes
Schedule of income tax expense

	For the years ended March 31,
	2015	2014	2013
Current income taxes
Russia	$(2,639)	$(1,128)	$(915)
Ukraine	—	2	(127)
Romania	(1,195)	14	(895)
USA	(1,004)	(437)	(381)
UK	(131)	(82)	(130)
Cyprus	(151)	(419)	(882)
Germany	(61)	(83)	(55)
Poland	(166)	(152)	(60)
Switzerland	(5,664)	(3,914)	(25)
Vietnam	27	(30)	—
Singapore	(9)	(17)	(23)
Bulgaria	(2)	—	—

Total current income tax expense	$(10,995)	$(6,246)	$(3,493)

	For the years ended March 31,
	2015	2014	2013
Deferred taxes
Russia	$(225)	$606	$(133)
Romania	327	208	211
USA	701	795	—
Ukraine	(67)	(407)	—
Cyprus	118	50	(230)
Bulgaria	104	—	—
Mexico	94	—	—
UK	190	—	—
Switzerland	(75)	288	—

Total deferred tax benefit/(expense)	1,167	1,540	(152)

Total income tax expense	$(9,828)	$(4,706)	$(3,645)

Schedule of reconciliation between the income tax expenses reported in the accompanying consolidated financial statements and income before taxes applicable to the Group's income

	Years ended March 31,
	2015	2014	2013
Different tax rates of subsidiaries	$(7,955)	$(4,581)	$(2,866)
Tax effect of non-deductible expenses at applicable tax rates	(674)	(365)	(430)
Accrued tax claims	(100)	—	(63)
Tax on distribution of earnings of subsidiaries	—	(109)	(230)
Exchange difference	(519)	—	—
Tax loss carry-forwards	(748)	—	—
Benefit from a change in tax position	168	405	—
Other	—	(56)	(56)

	$(9,828)	$(4,706)	$(3,645)

Schedule of major components of the Group's deferred tax assets and liabilities

	For the years ended March 31
	2015	2014	2013
Deferred tax assets
Accrued operating (and interest) expenses	$1,779	$1,732	$1,272
Net operating loss / Tax loss carry forward	1,175	499	395
Contingent consideration	1,213	1,332	1,843
Other	15	39	39

Total deferred tax assets	4,182	3,602	3,549
Valuation allowance	(395)	(395)	(395)

Total deferred tax assets after valuation allowance	3,787	3,207	3,154

Deferred tax liabilities
Accounts receivable and revenue accruals	(145)	(95)	(459)
Inventory and deferred cost of revenue	(241)	(753)	(575)
Tax on undistributed earnings of subsidiaries	—	—	(230)
Property and equipment	(2,876)	(2,258)	(1,843)
Intangible assets	(1,006)	(1,885)	(3,503)

Total deferred tax liabilities	(4,268)	(4,991)	(6,610)

Net deferred tax asset, current	1,864	1,027	238
Net deferred tax asset, non-current	1,518	—	—
Net deferred tax liability, current	—	—	(230)
Net deferred tax liability, non-current	(3,863)	(2,811)	(3,464)

Net deferred tax liabilities	$(481)	$(1,784)	$(3,456)

Schedule of income before income tax expense by geographic locations

	For the years ended March 31,
	2015	2014	2013
Domestic	$(6,577)	$10,666	$23,836
Foreign	79,554	45,270	17,346

Total income before tax expense	$72,977	$55,936	$41,182

Schedule of aggregate changes in the balance of gross unrecognized tax benefits, excluding interest and penalties
Balance as at March 31, 2014	$168
Decreases in tax positions of prior years	(168)
Increases in tax positions in current year	0

Balance as at March 31, 2015	$0